Equity	6 Months Ended
Jun. 30, 2024
Disclosure Equity Abstract
Equity

28. Equity

a)       Share capital

As of June 30, 2024, the share capital was US$61,614 corresponding to 4,539,007,580 shares issued and fully paid without par value. The Board of Directors may, regardless of changes to by-laws, approve the issue and cancelation of common shares, including the capitalization of profits and reserves to the extent authorized.

	June 30, 2024
Shareholders	Common shares	Golden shares	Total
Previ (i)	397,799,856	-	397,799,856
Mitsui&co (i)	286,347,055	-	286,347,055
Blackrock, Inc (ii)	289,063,618	-	289,063,618
Total shareholders with more than 5% of capital	973,210,529	-	973,210,529
Free floating	3,297,692,482	-	3,297,692,482
Golden shares	-	12	12
Total outstanding (without shares in treasury)	4,270,903,011	12	4,270,903,023
Shares in treasury	268,104,557	-	268,104,557
Total capital	4,539,007,568	12	4,539,007,580

(i) Number of shares owned by shareholders, as per statement provided by the custodian, based on shares listed at B3.

(ii) Number of shares as reported in BlackRock, Inc.’s Schedule 13G/A, filed with the SEC.

b) Cancelation of treasury shares

During the six-month period ended June 30, 2023, the Board of Directors approved cancelations of common shares issued by the Company, acquired and held in treasury, without reducing the value of its share capital. The effects were transferred to shareholders' equity as “Treasury shares canceled”, between “Profit reserves” and “Treasury shares”. There were no share cancellations during the six-month period ended June 30, 2024.

	Number of canceled shares	Carrying amount
Cancellation approved on March 2, 2023	239,881,683	4,164
Six-month period ended June 30, 2023	239,881,683	4,164

c)	Share buyback program

	Total of shares repurchased		Effect on cash flows
	Six-month period ended June 30
	2024	2023	2024	2023
Shares buyback program up to 150,000,000 shares (i)
Acquired by Parent	17,413,659	-	231	-
Acquired by wholly owned subsidiaries	11,645,514	-	158	-
Total	29,059,173	-	389	-

Shares buyback program up to 500,000,000 shares (ii)
Acquired by Parent	-	73,179,052	-	1,102
Acquired by wholly owned subsidiaries	-	67,979,481	-	1,022
Total	-	141,158,533	-	2,124

Shares buyback program	29,059,173	141,158,533	389	2,124

(i) On October 26, 2023, a new share buyback program limited to a maximum of 150,000,000 common shares and their respective ADRs, over the next 18 months started from the end of the program previously on going.

(ii) On April 27, 2022, the Board of Directors approved the common shares buyback program, limited to a maximum of 500,000,000 common shares or their respective ADRs, with a term of 18 months. This program was concluded in 2023.

d) Remuneration approved

The Company's By-laws determines as its minimum mandatory remuneration to Vale shareholders an amount equal to 25% of the net income, after appropriations to legal and tax incentive reserves. The remuneration approved as interest on capital (“JCP”) is gross up with the income tax applicable to Vale’s shareholders. The remuneration to Vale’s shareholders was based on the following resolutions:

•	On July 25, 2024 (subsequent event), the Board of Directors approved interest on capital to its shareholders in the total amount of US$1,608, which will be paid in September 2024 as an anticipation of the remuneration for the year ended December 31, 2024.

•	On February 22, 2024, the Board of Directors approved dividends to its shareholders in the total amount of US$2,364. This remuneration was fully paid in March 2024.

•	On February 16, 2023, the Board of Directors approved the shareholder’s remuneration of US$1,569, of which US$1,132 is part of the minimum mandatory remuneration for the year ended December 31, 2022 and US$437 as an additional remuneration. This remuneration was fully paid in March 2023.